Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 736,568
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	498,459
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	4,278,748
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	347,264
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	(280,137)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	(742,696)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	4,735,179
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	$ 103,027